Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Managed Pool Series
Entity Central Index Key	0001340579
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000030208
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Strategy Portfolio
Trading Symbol	FCSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Corporate Bond Strategy Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Corporate Bond Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Baa component of the Bloomberg US Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return by investing primarily in a diversified portfolio of investment-grade, corporate fixed-income securities.

Top Contributors to Performance

  Overall, sector allocation was a positive contributor to relative Fund performance. The positive contributions from an underweight allocation to the media and entertainment sector and overweight allocation to the aerospace and defense and banking sectors more than offset the negative contribution from an underweight allocation to the sovereign sector.

Top Detractors from Performance

  The Fund’s average interest rate sensitivity, or duration, was in-line with the Index over the reporting period but was a negative contributor to relative performance due to the timing of changes to the Fund’s duration.

  Security selection was a negative contributor to relative performance during the fiscal year due primarily to negative selection in the technology, auto and banking sectors.

  The yield curve positioning of the Fund was a negative contributor to relative performance in a year during which shorter-term U.S. Treasury rates decreased more than longer-term rates.

  Pricing effects at year end had an outsized impact on relative Index performance in the fourth quarter of 2025. Volatile U.S. Treasury market price activity on December 31 between Bond Market close when the Index is valued (1:00 pm) and the close of regular trading when the Fund is priced (4:00 pm) had a negative effect on comparative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Federated Hermes Corporate Bond Strategy Portfolio	Bloomberg US Aggregate Bond Index	Bloomberg US Credit Index	Bloomberg US Credit Index (Baa Component)
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,861	$10,265	$10,563	$10,789
12/31/2017	$11,731	$10,628	$11,215	$11,592
12/31/2018	$11,400	$10,630	$10,979	$11,253
12/31/2019	$13,288	$11,556	$12,493	$13,105
12/31/2020	$14,866	$12,424	$13,662	$14,340
12/31/2021	$14,805	$12,232	$13,514	$14,283
12/31/2022	$12,519	$10,641	$11,452	$12,006
12/31/2023	$13,671	$11,229	$12,389	$13,136
12/31/2024	$14,100	$11,369	$12,641	$13,490
12/31/2025	$15,200	$12,199	$13,631	$14,596

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Federated Hermes Corporate Bond Strategy Portfolio	7.80%	0.44%	4.28%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Credit Index	7.83%	(0.05)%	3.15%
Bloomberg US Credit Index (Baa Component)	8.20%	0.35%	3.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 200,911,669
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$200,911,669 Number of Investments417 Portfolio Turnover66% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	1.5%
Cash Equivalents	3.1%
Foreign Government/Agency	3.9%
Corporate Bonds	92.1%

Material Fund Change [Text Block]
C000030209
Shareholder Report [Line Items]
Fund Name	Federated Hermes High Yield Strategy Portfolio
Trading Symbol	FHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes High Yield Strategy Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes High Yield Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income.

Top Contributors to Performance

  The Fund’s relative performance was positively impacted by security selection in the Midstream, Building Materials, Retailers, Consumer Products and Chemicals industry sectors.

  The Fund was positively impacted by its underweight allocation to the underperforming Retailer industry sector and underweight allocation to the Midstream industry sector.

  Specific Fund holdings that positively impacted performance relative to the Index included Foundation Building Materials, Allied Universal, Seagate, Beach Acquisition and Trivium.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Cable & Satellite, Healthcare, Insurance - P&C, Pharmaceuticals and Food & Beverage industry sectors.

  The Fund was negatively impacted by its underweight allocation to the strong performing Media & Entertainment industry sector. The Fund was also negatively impacted by its overweight allocation to the Technology industry sector given its lagging performance versus the Index total return. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on relative performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Condor Merger, Warner Media, DISH DBS, Organon and Community Health.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Federated Hermes High Yield Strategy Portfolio	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,585	$10,265	$11,713
12/31/2017	$12,454	$10,628	$12,592
12/31/2018	$12,182	$10,630	$12,329
12/31/2019	$14,021	$11,556	$14,095
12/31/2020	$14,867	$12,424	$15,088
12/31/2021	$15,670	$12,232	$15,882
12/31/2022	$13,848	$10,641	$14,106
12/31/2023	$15,782	$11,229	$16,002
12/31/2024	$16,875	$11,369	$17,313
12/31/2025	$18,390	$12,199	$18,806

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Federated Hermes High Yield Strategy Portfolio	8.98%	4.35%	6.28%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 87,367,426
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$87,367,426 Number of Investments2 Portfolio Turnover33% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Index Classifications (% of Net Assets)Footnote Reference1

Value	Value
Building Materials	3.2%
Independent Energy	3.3%
Automotive	3.5%
Chemicals	3.8%
Gaming	3.9%
Health Care	5.1%
Cable Satellite	5.2%
Midstream	5.4%
Insurance - P&C	8.8%
Technology	13.7%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030211
Shareholder Report [Line Items]
Fund Name	Federated Hermes Mortgage Strategy Portfolio
Trading Symbol	FMBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Mortgage Strategy Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Mortgage Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations (CMOs).

Top Contributors to Performance

  Security selection proved beneficial to relative performance, attributable to a preference for mortgage-backed securities issued by Fannie Mae and Freddie Mac over Ginnie Mae securities, which lagged their conventional counterparts.

  Interest rate strategy was additive to relative performance as duration and yield curve positioning made small positive contributions.

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were U.S. Treasury futures contracts. For the reporting period, the use of futures contracts positively contributed to Fund performance relative to the Index.

Top Detractors from Performance

  There were no material detractors from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Federated Hermes Mortgage Strategy Portfolio	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,230	$10,265	$10,167
12/31/2017	$10,511	$10,628	$10,419
12/31/2018	$10,629	$10,630	$10,522
12/31/2019	$11,298	$11,556	$11,190
12/31/2020	$11,837	$12,424	$11,624
12/31/2021	$11,725	$12,232	$11,502
12/31/2022	$10,372	$10,641	$10,144
12/31/2023	$10,909	$11,229	$10,656
12/31/2024	$11,065	$11,369	$10,784
12/31/2025	$12,038	$12,199	$11,709

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Federated Hermes Mortgage Strategy Portfolio	8.80%	0.34%	1.87%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Mortgage Backed Securities Index	8.58%	0.15%	1.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,061,626,264
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,061,626,264 Number of Investments2 Portfolio Turnover17% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Asset-Backed Securities	1.2%
Non-Agency Mortgage-Backed Securities	1.3%
Cash Equivalents	4.8%
Collateralized Mortgage Obligations	15.8%
U.S. Government Agency Mortgage-Backed Securities	95.1%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd A. Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation